UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2000

Francis S.M. Chou, President
 Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2000

Date of fiscal year end:

DECEMBER 31
Chou Opportunity Fund and Chou Income Fund

Date of reporting period: July 1, 2012 - June 30, 2013

ITEM 1. PROXY VOTING RECORD

Chou Opportunity Fund

Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
Dell Inc.	DELL	24702R101	July 13 2012	1A. Election of Directors (Majority Voting)	Management	Yes	For	For
				1B. Election of Directors (Majority Voting)	Management	Yes	For	For
				1C. Election of Directors (Majority Voting)	Management	Yes	For	For
				1D. Election of Directors (Majority Voting)	Management	Yes	For	For
				1E. Election of Directors (Majority Voting)	Management	Yes	For	For
				1F. Election of Directors (Majority Voting)	Management	Yes	For	For
				1G. Election of Directors (Majority Voting)	Management	Yes	For	For
				1H. Election of Directors (Majority Voting)	Management	Yes	For	For
				1I. Election of Directors (Majority Voting)	Management	Yes	For	For
				1J. Election of Directors (Majority Voting)	Management	Yes	For	For
				1K. Election of Directors (Majority Voting)	Management	Yes	For	For
				1L. Election of Directors (Majority Voting)	Management	Yes	For	For
				2. Ratify Appointment of Independent Auditors	Management	Yes	For	For
				3. 14A Executive Compensation	Management	Yes	For	For
				4. Approve Stock Compensation Plan	Management	Yes	For	For
Alliance One International Inc.	AOI	018772103	August 9 2012	1. Election of Directors	Management
				1 Joyce L. Fitzpatrick*		Yes	For	For
				2 J. Pieter Sikkel**		Yes	For	For
				3 John M. Hines#		Yes	For	For
				4 Mark W. Kehaya#		Yes	For	For
				5 Martin R. Wade, III#		Yes	For	For
				2. Ratify Appointment of Independent Auditors	Management	Yes	For	For
				3. 14A Executive Compensation	Management	Yes	For	For
UTStarcom Holdings Corp.	UTSI	G9310A106	Sep. 28 2012	1.1 Election of Directors (Majority Voting)	Management	Yes	For	For
				1.2 Election of Directors (Majority Voting)	Management	Yes	For	For
				1.3 Election of Directors (Majority Voting)	Management	Yes	For	For
				2. Ratify Appointment of Independent Auditors	Management	Yes	For	For
UTStarcom Holdings Corp.	UTSI	G9310A106	March 21 2013	01. Approve Reverse Stock Split	Management	Yes	For	For
				S2. Approve Charter Amendment	Management	Yes	For	For
				03. Approve Motion to Adjourn Meeting	Management	Yes	For	For
Sears Canada Inc.	SEARF	81234D109	April 25 2013	01 Election of Directors (Majority Voting)	Management
				1 E. J. Bird		Yes	For	For
				2 William C. Crowley		Yes	For	For
				3 William R. Harker		Yes	For	For
				4 R. Raja Khanna		Yes	For	For
				5 James McBurney		Yes	For	For
				6 Calvin McDonald		Yes	For	For
				7 Deborah E. Rosati		Yes	For	For
				8 Donald C. Ross		Yes	For	For
				02 Ratify Appointment of Independent Auditors	Management	Yes	For	For
Sears Holdings Corporation	SHLD	812350106	May 1 2013	1. Election of Directors	Management
				1 Paul G. Depodesta		Yes	For	For
				2 William C. Kunkler, III		Yes	For	For
				3 Edward S. Lampert		Yes	For	For
				4 Steven T. Mnuchin		Yes	For	For
				5 Ann N. Reese		Yes	For	For
				6 Thomas J. Tisch		Yes	For	For
				2. 14A Executive Compensation	Management	Yes	For	For
				3. Approve Stock Compensation Plan	Management	Yes	For	For
				4. Amend Stock Compensation Plan	Management	Yes	For	For
				5. Ratify Appointment of Independent Auditors	Management	Yes	For	For
MBIA Inc.	MBI	55262C100	May 2 2013	1A. Election of Directors (Majority Voting)	Management	Yes	For	For
				1B. Election of Directors (Majority Voting)	Management	Yes	For	For
				1C. Election of Directors (Majority Voting)	Management	Yes	For	For
				1D. Election of Directors (Majority Voting)	Management	Yes	For	For
				1E. Election of Directors (Majority Voting)	Management	Yes	For	For
				1F. Election of Directors (Majority Voting)	Management	Yes	For	For
				1G. Election of Directors (Majority Voting)	Management	Yes	For	For
				1H. Election of Directors (Majority Voting)	Management	Yes	For	For
				1I. Election of Directors (Majority Voting)	Management	Yes	For	For
				2. 14A Executive Compensation	Management	Yes	For	For
				3. Ratify Appointment of Independent Auditors	Management	Yes	For	For
Overstock.com Inc.	OSTK	690370101	May 9 2013	1 Election of Directors	Management
				1 Joseph J. Tabacco. JR.		Yes	For	For
				2 Jonathan E. Johnson III		Yes	For	For
				2 Ratify Appointment of Independent Auditors	Management	Yes	For	For
Resolute Forest Products Inc.	RFP	76117W109	May 16 2013	01 Election of Directors	Management
				1 Michel P. Desbiens		Yes	For	For
				2 Jennifer C. Dolan		Yes	For	For
				3 Richard D. Falconer		Yes	For	For
				4 Richard Garneau		Yes	For	For
				5 Jeffrey A. Hearn		Yes	For	For
				6 Bradley P. Martin		Yes	For	For
				7 Alain Rheaume		Yes	For	For
				8 Michael Rousseau		Yes	For	For
				9 David H. Wilkins		Yes	For	For
				02 Ratify Appointment of Independent Auditors	Management	Yes	For	For
				03 14A Executive Compensation	Management	Yes	For	For
Asta Funding Inc.	ASFI	046220109	June 19 2013	1. Election of Directors	Management
				1 Gary Stern		Yes	For	For
				2 Arthur Stern		Yes	For	For
				3 Herman Badillo		Yes	For	For
				4 David Slackman		Yes	For	For
				5 Edward Celano		Yes	For	For
				6 Harvey Leibowitz		Yes	For	For
				7 Louis A. Piccolo		Yes	For	For
				2. Ratify Appointment of Independent Auditors	Management	Yes	For	For
				3. Ratify Shareholder Rights Plan	Management	Yes	For	For
				4. Miscellaneous Corporate Actions	Management	Yes	For	For

*  *  *  *  *

Chou Income Fund

Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/ Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/ Against Proposal or Abstain)	Fund Vote For/ Against Management
Catalyst Paper Corporation	CYSTF	14889B102	May 7 2013	01 Ratify Appointment of Independent Auditors	Management	Yes	For	For
Resolute Forest Products Inc.	RFP	76117W109	May 16 2013	01 Election of Directors	Management
				1 Michel P. Desbiens		Yes	For	For
				2 Jennifer C. Dolan		Yes	For	For
				3 Richard D. Falconer		Yes	For	For
				4 Richard Garneau		Yes	For	For
				5 Jeffrey A. Hearn		Yes	For	For
				6 Bradley P. Martin		Yes	For	For
				7 Alain Rheaume		Yes	For	For
				8 Michael Rousseau		Yes	For	For
				9 David H. Wilkins		Yes	For	For
				02 Ratify Appointment of Independent Auditors	Management	Yes	For	For
				03 14A Executive Compensation	Management	Yes	For	For

*  *  *  *  *

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis Chou
Francis S.M. Chou, President and Principal Executive Officer

Date:	July 31, 2013